Costs incurred and estimated earnings net of billings on uncompleted contracts	12 Months Ended
Dec. 31, 2015
Contractors [Abstract]
Costs incurred and estimated earnings net of billings on uncompleted contracts
Costs incurred and estimated earnings net of billings on uncompleted contracts

	December 31, 2015	December 31, 2014
Costs incurred and estimated earnings on uncompleted contracts	$275,316	$629,416
Less billings to date	(258,208)	(585,794)
	$17,108	$43,622

Costs incurred and estimated earnings net of billings on uncompleted contracts is presented in the Consolidated Balance Sheets under the following captions:

	December 31, 2015	December 31, 2014
Unbilled revenue	$17,565	$43,622
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	(457)	—
	$17,108	$43,622